SHARE-BASED COMPENSATION - Schedule of Principal Weighted Assumptions, May (Details) - $ / shares		12 Months Ended
	May 06, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Exercise price (CA $)	$ 1.17	$ 1.82	$ 1.17	$ 0.93	$ 0.93
Share price (CA $)	$ 19.73	$ 21.86	$ 12.73	$ 0.93
Volatility (%)	40.00%	40.00%	40.00%	50.00%
Risk-free interest rate (%)	1.40%	1.16%	0.59%	1.67%
Expected option life (years)	7 years 6 months 29 days	7 years 6 months	7 years 9 months 18 days	8 years 8 months 12 days